March 30, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  HealthSouth Corporation

        Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of HealthSouth Corporation, a Delaware corporation (the “Company”), we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission, a Registration Statement of the Company on Form S-4 for filing under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the Company’s offer to exchange an aggregate principal amount of up to $375,000,000 of Floating Rate Senior Notes due 2014 and $625,000,000 of 10.75% Senior Notes due 2016, in each case, which have been registered under the Securities Act, for like principal amounts of the Company’s issued and outstanding Floating Rate Senior Notes due 2014 and 10.75% Senior Notes due 2016, as applicable.

Please contact the undersigned at (212) 735-4112 should you require further information or have any questions.

Very truly yours,

/s/ Richard B. Aftanas
Richard B. Aftanas, Esq.